Segment Reporting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | GEHC [Member]
Segment Reporting [Line Items]
Revenue percentage		46.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vaso Corporation and Subsidaries [Member] | GEHC [Member]
Segment Reporting [Line Items]
Revenue percentage	47.00%
Accounts Receivable [Member] | Vaso Corporation and Subsidaries [Member]
Segment Reporting [Line Items]
Accounts and other receivables (in Dollars)		$ 11.8
Accounts Receivable [Member] | Vaso Corporation and Subsidaries [Member] | GEHC [Member]
Segment Reporting [Line Items]
Accounts and other receivables (in Dollars)	$ 9.3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vaso Corporation and Subsidaries [Member] | GEHC [Member]
Segment Reporting [Line Items]
Revenue percentage	75.00%	81.00%